Expense Example - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Expense Example:
1 year	$ 467
3 years	611
5 years	768
10 years	1,223
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Expense Example:
1 year	244
3 years	446
5 years	771
10 years	1,494
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Expense Example:
1 year	464
3 years	600
5 years	748
10 years	1,178
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Expense Example:
1 year	45
3 years	141
5 years	246
10 years	555
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Expense Example:
1 year	32
3 years	102
5 years	178
10 years	$ 404